Paradigm Micro-Cap Fund
	Schedule of Investments
	September 30, 2025 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Computer Communications Equipment
193,900	A10 Networks, Inc.	$ 3,519,285
240,000	Extreme Networks, Inc. *	4,956,000
		8,475,285	5.69%

Computer Peripheral Equipment, NEC
600,000	Xerox Corp.	2,256,000	1.51%

Dental Equipment & Supplies
230,300	Dentsply Sirona, Inc.	2,922,507	1.96%

Footwear, (No Rubber)
65,000	Caleres, Inc.	847,600	0.57%

Household Audio & Video Equipment
149,200	Arlo Technologies, Inc. *	2,528,940	1.70%

Household Furniture
69,204	Hooker Furnishings Corporation	702,421	0.47%

In Vitro & In Vivo Diagnostic Substances
185,012	QuidelOrtho Corporation *	5,448,603	3.66%

Industrial Organic Chemicals
5,950	Sensient Technologies Corporation	558,407	0.37%

Measuring & Controlling Devices, NEC
40,000	Onto Innovation Inc. *	5,168,800	3.47%

Metalworking Machinery & Equipment
1,023,952	NN, Inc. *	2,109,341	1.42%

Miscellaneous Manufacturing Industries
5,200	Hillenbrand, Inc.	140,608	0.09%

Motor Vehicle Parts & Accessories
100,000	Modine Manufacturing Company *	14,216,000	9.55%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
181,776	Enovis Corporation *	5,515,084
10,000	Lakeland Industries, Inc.	148,000
		5,663,084	3.80%

Retail - Catalog & Mail-Order Houses
40,000	Insight Enterprises, Inc. *	4,536,400	3.05%

Retail - Family Clothing Stores
13,300	American Eagle Outfitters, Inc.	227,563	0.15%

Semiconductors & Related Devices
120,000	Formfactor, Inc. *	4,370,400
16,600	Ichor Holdings, Ltd. *	290,832
33,700	Kulicke & Soffa Industries Inc. (Singapore)	1,369,568
		6,030,800	4.05%

Services - Business Services (NEC)
100,000	ACV Auctions - Class A *	991,000	0.67%

Services - Computer Integrated Systems Design
500,000	Ribbon Communications Inc. *	1,900,000	1.28%

Services - Computer Programming Services
76,000	TruBridge, Inc. *	1,532,920	1.03%

Services - Health Services
180,000	Pennant Group, Inc. *	4,539,600	3.05%

Services - Help Supply Services
55,000	Cross Country Healthcare, Inc. *	781,000
500,000	TTEC Holdings, Inc. *	1,680,000
		2,461,000	1.65%

Services - Home Health Care Services
19,700	Addus HomeCare Corporation *	2,324,403	1.56%

Services - Prepackaged Software
300,000	Cerence Inc. *	3,738,000
10,900	Progress Software Corporation	478,837
		4,216,837	2.83%

Services - Services, NEC
400,000	Enviri Corporation *	5,076,000	3.41%

Services - Skilled Nursing Care Facilities
40,000	The Ensign Group, Inc.	6,910,800
400,000	PACS Group, Inc. *	5,492,000
		12,402,800	8.33%

Special Industry Machinery (No Metalworking Machinery)
11,900	Kadant Inc.	3,541,202	2.38%

Special Industry Machinery, NEC
9,800	Azenta, Inc. *	281,456
150,000	Veeco Instruments Inc. *	4,564,500
		4,845,956	3.25%

Surgical & Medical Instruments & Apparatus
200,000	AngioDynamics, Inc. *	2,234,000
60,900	AtriCure, Inc. *	2,146,725
440,000	Integra Lifesciences Holdings *	6,305,200
200,000	MiMedx Group, Inc. *	1,396,000
440,000	Orthofix Medical Inc. *	6,441,600
134,000	OrthoPediatrics Corp. *	2,483,020
250,000	Tactile Systems Technology, Inc. *	3,460,000
200,000	TELA Bio, Inc. *	298,000
150,000	Treace Medical Concepts, Inc. *	1,006,500
		25,771,045	17.30%

Telephone & Telegraph Apparatus
100,000	ADTRAN Holdings, Inc. *	938,000	0.63%

Wholesale - Medical, Dental & Hospital Equipment & Supplies
600,000	Owens & Minor, Inc.	2,880,000	1.93%

Women's, Misses', and Juniors Outerwear
260,000	J.Jill, Inc.	4,459,000	2.99%

Wood Household Furniture, (No Upholstered)
280,000	MasterBrand, Inc. *	3,687,600	2.48%

Total for Common Stocks (Cost $99,856,324)		143,399,722	96.28%

CONTINGENT VALUE RIGHTS
300,000	Pacira BioSciences Inc. Contingent Value Rights * +	102,000	0.07%
Total for Contingent Value Rights (Cost $186,000)

MONEY MARKET FUNDS
7,721,970	Goldman Sachs Financial Square Government Fund	7,721,970	5.19%
	Institutional Class - 3.99% **
Total for Money Market Funds (Cost $7,721,970)

Total Investment Securities		151,223,692	101.54%
	(Cost $107,764,294)

Liabilities in Excess of Other Assets		(2,288,395)	-1.54%

Net Assets		$148,935,297	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at September 30, 2025.
+ Level 3